Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2019	Dec. 31, 2018
Canada [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.10%	3.90%
Inflation	1.60%	1.60%
Rate of increase in pensions	0.10%	0.20%
Rate of increase in salaries	2.80%	2.90%
UK [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.00%	2.80%
Inflation	2.90%	3.30%
Rate of increase in pensions	2.50%	2.90%
Rate of increase in salaries	3.50%	3.70%
United States of America [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.10%	4.20%
Inflation	2.00%	2.00%
Rate of increase in pensions	0.00%	0.00%
Rate of increase in salaries	3.50%	3.50%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate	0.20%	0.70%
Inflation	1.10%	1.20%
Rate of increase in pensions	0.20%	0.00%
Rate of increase in salaries	2.10%	2.20%